The Teberg Fund (Prospectus Summary) | The Teberg Fund
The Teberg Fund
Investment Objective
The investment objective of The Teberg Fund (the "Fund") is to seek to maximize total return (capital appreciation plus income).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	The Teberg Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Teberg Fund Investor Class
Management Fees		1.50%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses		0.63%
Subtotal Annual Fund Operating Expenses		2.38%
Acquired Fund Fees and Expenses		0.67%
Total Annual Fund Operating Expenses	[1]	3.05%
Less: Fee Waiver	[2]	(0.04%)
Net Annual Fund Operating Expenses		3.01%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[2]	First Associated Investment Advisors, Inc. (the "Advisor") has contractually agreed to reduce its management fee in the amount of any Rule 12b-1 fees received from transactions involving the Fund. The Advisor will pay to the Fund the amount of any such Rule 12b-1 fees. The management fee reduction will remain in effect at least through July 28, 2022, and may be terminated only with the consent of the Fund's Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Teberg Fund Investor Class	304	930	1,582	3,327

Portfolio Turnover.
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund
Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 224.14%
of the average value of its portfolio.
Principal Investment Strategies
To achieve the Fund's investment objective, the Advisor invests the Fund's assets primarily in shares of any number of other no-load and load-waived mutual funds, which may include exchange-traded funds ("ETFs"), sometimes referred to in this Prospectus as "Underlying Funds." The Underlying Funds pursue their own investment objectives by investing in particular types of securities (e.g., equity or debt), emphasizing a particular investment style (e.g., value or growth), or emphasizing certain industries or sectors. Some of the Underlying
Funds invest in the stocks of small, medium and large capitalization domestic or international companies while others invest in fixed-income securities of varying maturities (e.g., short-term, intermediate or long-term) and credit qualities (e.g., investment grade or lower than investment grade), including government and corporate bonds, as well as high-yield securities or "junk bonds." Over time, the Fund's asset mix is likely to consist of a combination of equity, fixed-income, or money market funds; however, the Fund reserves the right to invest all of its assets in any one of these asset classes depending upon market conditions and to actively trade in Underlying Funds. Additionally, the Fund may commit up to 80% of its net assets at any given time to Underlying
Funds that invest in high-yield or "junk bond" securities.

The Advisor is responsible for constructing and maintaining the allocation of the Fund's assets in a timely combination of Underlying Funds that maximizes the
Fund's total return. The Advisor uses a "top down" approach to actively selecting Underlying Funds that begins with an analysis of the general economic outlook. The next step is to analyze historical market patterns with the goal of determining which categories and sectors are likely to perform well in certain economic conditions. Next, the Advisor analyzes the historical returns of a broad universe of mutual funds and selects those that exhibit the potential for superior growth based on factors including, but not limited to, their exposure to risk, historical performance, downside records, and competitive position.

To determine when to sell Underlying Funds, the Advisor analyzes how the general economic outlook could impact certain categories and sectors based on historical market patterns. The Advisor continuously monitors the pricing of each
Underlying Fund to identify if it is performing as anticipated with the goal of selling an Underlying Fund when it appears to have reached its expected growth potential. The Advisor may sell an Underlying Fund prior to reaching this growth level if the economic outlook changes or it appears that the Underlying Fund is not reacting to current conditions as it has to similar periods in the past.

Because the Fund is a "fund of funds," you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the expenses of the Fund. Actual Underlying
Fund expenses are expected to vary with changes in the allocation of the Fund's assets among various Underlying Funds.

Cash Position
In addition to the Underlying Funds, the Fund will also invest in cash or cash equivalents, such as money market mutual funds. In certain market conditions, the Advisor may determine that it is appropriate for the Fund to hold a substantial cash position of up to 100% of its total assets for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Advisor determines that such cash investments, given the risks the
Advisor believes to be present in the market, are more likely to help the Fund achieve its investment objective than investment in additional Underlying Funds.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Fund.
The following additional risks could affect the value of your investment:

·  Management Risk. The risk that investment strategies employed by the Advisor in selecting the Underlying Funds and those used by the Underlying Funds in selecting investments may not result in an increase in the value of your investment equal to other investments or may cause your investment to lose value.

·  Stock Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Underlying Funds of which the Fund owns shares and other factors affecting the securities markets generally.

·  Bond Market Risk. These risks apply to the extent the Underlying Funds hold fixed-income securities. Interest rate risk is the risk that interest rates may go up resulting in a decrease in the value of the securities held by the
   Underlying Funds. Credit risk is the risk that an issuer will not make timely payments of principal and interest.

·  High-Yield Securities Risk. The fixed-income securities held by Underlying
   Funds that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

·  Small and Medium Capitalization Companies Risk. Securities of smaller companies in which the Underlying Funds may invest involve greater risk than securities of larger companies because they can be subject to more abrupt or erratic share price changes than securities of larger, more established companies.

·  Industry or Sector Emphasis Risk. To the extent that an Underlying Fund invests a substantial portion of its portfolio in a particular industry or sector, such Underlying Fund's shares may be more volatile and fluctuate more than shares of an Underlying Fund investing in a broader range of securities.

·  Underlying Funds Expense Risk. The Underlying Funds, which may include ETFs, are either open-end or closed-end investment companies. ETFs are investment companies that are bought and sold on a national securities exchange. All
   Underlying Funds have management fees that are part of their costs. To the extent that the Fund invests in Underlying Funds, there will be some duplication of expenses because the Fund would bear its pro rata portion of such funds' management fees and operational expenses.

·  Cash Position Risk. If the Fund invests a substantial portion of its assets in money market instruments for extended periods of time, including while the
   Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return and prevent the Fund from achieving its investment objective, as the limited returns of cash or money market instruments may lag other investments in a strong market.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing
   Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

This Fund may be appropriate for investors who are:

·  seeking capital appreciation and income consistent with the assumption of an average level of market risk;

·  willing to leave their money invested in the Fund for at least five years;

·  able to tolerate a risk that they may experience share price fluctuations or lose money on their investment; or

·  able to tolerate the risks associated with investments in high-yield securities.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.tebergfund.com or by calling the Fund toll-free at 1-866-209-1964.
Calendar Year Total Returns(%)as of December 31

The Fund's year-to-date return as of June 30, 2012, was 4.23%. During the period of time displayed in the bar chart, the Fund's highest quarterly return was 19.24%
for the quarter ended June 30, 2009, and the Fund's lowest quarterly return was
-15.42% for the quarter ended December 31, 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns The Teberg Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	Return Before Taxes	(0.79%)	1.87%	4.21%	Apr. 01, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(1.77%)	0.68%	3.27%	Apr. 01, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.34%)	1.29%	3.31%	Apr. 01, 2002
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.97%	Apr. 01, 2002
Dow Jones Industrial Average	Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	8.38%	2.37%	4.28%	Apr. 01, 2002

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs").  The Return After Taxes on
Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.